Cover	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	PREDICTIVE TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001382943
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56008
Entity Tax Identification Number	90-1139372
Entity Address, Address Line One	615 Arapeen Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	888
Local Phone Number	407-9761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	n/a
Trading Symbol	n/a
Security Exchange Name	NONE